Derivative Instruments and Hedging Activities (Net Investment Hedges) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Foreign Exchange Contracts [Member] USD ($)	Mar. 31, 2011 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Long-Term Borrowings [Member] USD ($)
Other comprehensive income (loss)	$ 0.21	¥ 17.00	$ 0	¥ 17.00	$ 0.21